Revenues from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenues from Contracts with Customers

Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,
(in millions)	2021	2020	2019
Research & development revenues from collaborations	€102.7	€178.8	€84.4
Genentech Inc.	45.9	49.2	64.0
Pfizer Inc.	43.4	121.6	14.3
Shanghai Fosun Pharmaceutical (Group) Co., Ltd	7.4	5.1	—
Other	6.0	2.9	6.1
Commercial revenues	€18,874.0	€303.5	€24.2
COVID-19 vaccine revenues	18,806.8	270.5	—
Sales to collaboration partners(1)	970.9	61.4	—
Direct product sales to customers	3,007.2	20.6	—
Share of collaboration partners' gross profit and sales milestones	14,828.7	188.5	—
Other sales	67.2	33.0	24.2
Total	€18,976.7	€482.3	€108.6

1)
Represents sales to our collaboration partner of products manufactured by us.

The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,
(in millions)	2021	2020	2019
Timing of revenue recognition
Goods and services transferred at a point in time	€4,034.3	€108.8	€17.0
Goods and services transferred over time	14,942.4	373.5	91.6
Total	€18,976.7	€482.3	€108.6

Summary of Contract Balances

(in millions)	December 31, 2021	December 31, 2020
Trade and other receivables	€12,381.7	€165.5
Contract liabilities	195.1	371.5
Refund liabilities	90.0	—

Summary of Revenue Recognized

Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in millions)	2021	2020	2019
Amounts included in contract liabilities at the beginning of the year	€73.7	€58.9	€84.1

Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)

The contract liabilities allocated to the remaining performance obligations from collaboration or commercial supply agreements (unsatisfied or partially unsatisfied) as at year-end are as follows:

(in millions)	December 31, 2021	December 31, 2020
Within one year	€186.1	€299.6
More than one year	9.0	71.9
Total	€195.1	€371.5